Transactions with Related Parties and Affiliates	6 Months Ended
Jun. 30, 2014
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
Transactions With Related Partners And Affiliates
NOTE 12 — TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Management fees: Pursuant to the management agreement (the “Management Agreement”), the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.00 daily rate per Ultra-Handymax vessel; (b) $4.10 daily rate per Panamax vessel; (c) $5.10 daily rate per Capesize vessel effective from January 1, 2014 through December 31, 2015; and (d) $6.50 daily rate per container vessel effective from the delivery through December 31, 2015. Drydocking expenses under this agreement will be reimbursed by Navios Partners at cost at occurrence. Total management fees for the three and six months ended June 30, 2014 amounted to $12,239 and $24,244, respectively. Total management fees for the three and six months ended June 30, 2013 amounted to $8,586 and $17,077, respectively.

General and administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.

Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2014 amounted to $1,500 and $2,986, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2013 amounted to $1,050 and $2,100, respectively.

Balance due to related parties: Included in the current liabilities as of June 30, 2014 was an amount of $3,195, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of payables for drydock and special survey expenses of $2,607 and other payables of $588. Amounts due to related parties as of December 31, 2013 was $204 mainly relating to other payables.

Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon. The term of this charter commenced in February 2012 and expires in October 2014, at a daily rate of $12.5 net per day for the first year and $13.5 net per day for the remaining period, plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,248 and $2,396, respectively. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $1,189 and $2,217, respectively.

In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity. The term of this charter commenced in May 2012 and expires in July 2015, at a daily rate of $12 net per day plus profit sharing the first $1.5 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,100 and $2,367, respectively. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $1,098 and $2,173, respectively.

In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra. The term of this charter commenced in October 2012 and expires in September 2015, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,105 and $2,122, respectively. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $1,095 and $2,228, respectively.

In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Felicity. The term of this charter commenced in May 2013 and expires in November 2014, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,100 and $2,188, respectively. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $628.

In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Aldebaran. The term of this charter commenced in June 2013 and expires in August 2014, at a daily rate of $11 net per day plus profit sharing the first $2.5 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,009 and $2,007, respectively. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $315.

In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Hope. The term of this charter commenced in July 2013 and expires in December 2014, at a daily rate of $10 net per day. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $844 and $1,452, respectively.

Revolving Loans to Navios Europe: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”). See Note 13 for the Investment in Navios Europe and respective ownership interests.

The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of June 30, 2014, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe (5.0% of the $10,000) was $500, under caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans capital is $578, under caption “Loan receivable from affiliates.” As of June 30, 2014 and December 31, 2013, the amounts undrawn from the Navios Revolving Loans was $12,540 and $18,500, respectively, of which Navios Partners was committed to fund $627 and $925, respectively.

Others: Navios Partners has entered into an Omnibus Agreement with Navios Holdings pursuant to which Navios Holdings and its controlled affiliates (other than us, our general partner and our subsidiaries) generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of our general partner. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its controlled affiliates to compete with us under specified circumstances which could harm our business. In addition, concurrently with the successful consummation of the initial business combination by Navios Acquisition, on May 28, 2010, because of the overlap between Navios Acquisition, Navios Holdings and us, with respect to possible acquisitions under the terms of our Omnibus Agreement, we entered into a business opportunity right of first refusal agreement which provides the types of business opportunities in the marine transportation and logistics industries, Navios Partners, Navios Holdings and Navios Acquisition must share with the each other.

As of June 30, 2014, Navios Holdings held a total of 14,223,763 common units, representing a 18.0% common unit interest in Navios Partners and general partner interest of 2%.

On November 15, 2012, Navios Holdings and Navios Partners entered into an agreement by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. As of June 30, 2014, the Company had not put forth any claims to Navios Holdings in connection with this supplemental insurance.